UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09086 ______

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

________________________399 Park Avenue, New York, NY 10022 ________________________

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-650-3914

Date of fiscal year end: January 31, 2015

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 56.6%
CONSUMER DISCRETIONARY — 8.6%
Comcast
5.90%, 3/15/16	$400,000	$437,933
5.85%, 11/15/15	450,000	486,535
5.70%, 5/15/18	250,000	287,814
Daimler Finance North America LLC
1.65%, 4/10/15 (A)	965,000	975,666
1.25%, 1/11/16 (A)	740,000	745,949
Discovery Communications LLC
3.70%, 6/1/15	990,000	1,024,611
Ford Motor Credit LLC
1.70%, 5/9/16	980,000	991,897
1.50%, 1/17/17	750,000	752,893
Home Depot
5.40%, 3/1/16	310,000	336,875
		6,040,173
CONSUMER STAPLES — 2.0%
Anheuser-Busch InBev Worldwide
0.80%, 7/15/15	160,000	160,632
Coca-Cola
1.80%, 9/1/16	670,000	686,659
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	299,240
1.85%, 1/15/15 (A)	250,000	252,182
		1,398,713
ENERGY — 5.3%
Enterprise Products Operating LLC
6.30%, 9/15/17	375,000	434,332
1.25%, 8/13/15	630,000	633,993
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,248,000	1,277,252
Occidental Petroleum
2.50%, 2/1/16	273,000	281,389
Shell International Finance
0.63%, 12/4/15	330,000	330,657
TransCanada PipeLines
3.40%, 6/1/15	745,000	767,680
		3,725,303
FINANCIALS — 32.2%
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	95,000	105,294
Bank of America
4.50%, 4/1/15	720,000	745,196
3.88%, 3/22/17	570,000	608,793
0.49%, 10/14/16 (B)	550,000	546,588
Bank of Montreal MTN
0.80%, 11/6/15	1,774,000	1,782,270
Bank of New York Mellon
0.70%, 10/23/15	200,000	200,556
Bank of New York Mellon MTN
2.95%, 6/18/15	248,000	254,976
Bank of Nova Scotia
2.15%, 8/3/16 (A)	530,000	546,658
1.85%, 1/12/15	110,000	111,193

BB&T Corp. MTN
2.25%, 2/1/19	700,000	702,135
Berkshire Hathaway
0.80%, 2/11/16	580,000	583,074
Citigroup
6.38%, 8/12/14	388,000	394,160
1.70%, 7/25/16	600,000	606,843
1.30%, 4/1/16	950,000	954,498
Commonwealth Bank of Australia NY
2.25%, 3/13/19	250,000	250,677
ERP Operating
5.13%, 3/15/16 ‡	790,000	851,635
General Electric Capital MTN
1.63%, 7/2/15	90,000	91,201
1.60%, 11/20/17	500,000	502,691
1.00%, 1/8/16	1,250,000	1,258,355
JPMorgan Chase & Co.
6.00%, 10/1/17	350,000	399,044
3.40%, 6/24/15	355,000	365,915
3.15%, 7/5/16	1,020,000	1,066,470
2.35%, 1/28/19	225,000	225,592
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	308,899
1.70%, 6/29/15 (A)	450,000	455,828
1.50%, 1/10/18 (A)	315,000	311,862
National Australia Bank MTN
2.75%, 3/9/17	500,000	521,554
PNC Bank
1.13%, 1/27/17	850,000	850,474
0.80%, 1/28/16	270,000	270,803
Royal Bank of Canada MTN
2.15%, 3/15/19	250,000	250,334
1.45%, 9/9/16	750,000	760,802
Simon Property Group
4.20%, 2/1/15 ‡	983,000	1,001,020
1.50%, 2/1/18 ‡ (A)	220,000	217,381
State Street
2.88%, 3/7/16	145,000	150,973
US Bancorp MTN
2.20%, 11/15/16	560,000	577,172
1.95%, 11/15/18	235,000	234,892
US Bank
1.10%, 1/30/17	1,000,000	1,003,041
Wachovia Bank
6.00%, 11/15/17	200,000	229,743
Wells Fargo MTN
0.86%, 4/23/18 (B)	300,000	302,383
Wells Fargo
1.50%, 7/1/15	1,644,000	1,662,186
0.75%, 7/20/15	225,000	225,763
Westpac Banking
2.45%, 11/28/16 (A)	220,000	227,962
		22,716,886
INDUSTRIALS — 2.8%
Cooper U.S.
5.45%, 4/1/15	600,000	625,408
Eaton
1.50%, 11/2/17	100,000	100,158

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Norfolk Southern
5.75%, 1/15/16	$250,000	$269,509
5.26%, 9/17/14	360,000	366,279
Union Pacific
4.88%, 1/15/15	595,000	612,730
		1,974,084
TELECOMMUNICATION SERVICES — 4.4%
AT&T
0.80%, 12/1/15	1,210,000	1,214,382
Rogers Communications
7.50%, 3/15/15	439,000	465,309
Verizon Communications
2.50%, 9/15/16	590,000	610,621
2.00%, 11/1/16	825,000	845,060
		3,135,372
UTILITIES — 1.3%
Consolidated Edison of New York
5.30%, 12/1/16	560,000	618,307
Duke Energy Carolinas LLC
1.75%, 12/15/16	279,000	285,045
		903,352
TOTAL CORPORATE OBLIGATIONS		39,893,883

U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Note
1.38%, 11/30/15	8,600,000	8,752,848
1.00%, 10/31/16	6,610,000	6,666,806
0.38%, 4/30/16	1,000,000	999,141
		16,418,795
TOTAL U.S. TREASURY OBLIGATIONS		16,418,795

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 13.2%
Fannie Mae
12.00%, 8/1/16 to 3/01/17	4,021	4,045
10.00%, 2/1/25	5,920	6,476
9.50%, 8/1/22	3,715	4,047
8.50%, 9/1/15	13,159	13,288
8.00%, 5/1/15 to 1/01/16	39,361	40,218
7.50%, 3/1/15 to 3/01/31	89,959	93,721
7.00%, 11/1/14 to 7/01/31	98,651	102,394
6.50%, 9/1/14 to 11/01/37	1,109,813	1,220,574
6.00%, 8/1/14 to 5/01/38	1,318,230	1,447,963
5.50%, 6/1/18 to 6/01/24	807,396	864,418
5.00%, 3/1/23	15,259	16,607
4.50%, 5/1/18 to 1/01/19	277,653	294,378
4.00%, 5/1/23	134,258	143,829
2.35%, 1/1/16 (B)	6,009	6,241
Freddie Mac
12.00%, 7/1/20	793	799
9.00%, 6/1/16 to 7/01/30	7,952	9,166
8.00%, 5/1/15 to 2/01/17	14,108	14,583
7.00%, 12/1/14 to 7/01/17	138,190	144,923
6.50%, 6/1/14 to 2/01/19	25,927	27,182
6.00%, 11/1/17 to 8/01/24	265,292	284,616
5.50%, 12/1/17 to 2/01/37	1,311,434	1,421,000
5.00%, 10/1/23	50,430	53,495
4.50%, 4/1/21 to 1/01/25	51,118	54,712
3.00%, 9/1/21	563,437	588,602
Ginnie Mae
7.00%, 12/15/23 to 12/15/38	587,972	659,554
6.50%, 10/15/14 to 7/15/29	45,763	49,385
6.00%, 12/15/16 to 2/15/32	570,829	612,268

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
5.50%, 10/15/23	649,287	689,868
4.50%, 11/15/23 to 7/15/24	277,747	296,265
4.00%, 3/15/19	99,626	105,834
		9,270,451
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		9,270,451

REGIONAL GOVERNMENT OBLIGATION — 1.8%
Province of Nova Scotia Canada
2.38%, 7/21/15	1,270,000	1,299,401

TOTAL REGIONAL GOVERNMENT OBLIGATION		1,299,401

MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	121,166

TOTAL MUNICIPAL OBLIGATIONS		121,166

REPURCHASE AGREEMENT — 4.6%
Counterparty: Bank of Nova Scotia 0.050%
0.050% dated 4/30/14, due 05/1/14
in the amount of $3,211,004, fully collateralized by a $3,276,100 U.S. Treasury obligation, coupon 0.00%, maturity 10/23/14, value $3,275,294	3,211,000	3,211,000
TOTAL REPURCHASE AGREEMENT		3,211,000

TOTAL INVESTMENTS
(Cost $69,636,557) — 99.7%		70,214,696

OTHER ASSETS AND LIABILITIES, NET — 0.3%		233,021

NET ASSETS — 100.0%		$70,447,717

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $69,636,557 and the unrealized appreciation and depreciation were $608,526 and $(30,387), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $4,341,627 or 6.16% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents the final maturity date.
‡	Real Estate Investment Trust.

GO — General Obligation
LLC — Limited Liability Company
MTN — Medium Term Note

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 42.4%
CONSUMER DISCRETIONARY — 4.5%
Comcast
5.90%, 3/15/16	$85,000	$93,060
5.70%, 5/15/18	50,000	57,563
2.85%, 1/15/23	55,000	53,598
Discovery Communications
5.05%, 6/1/20	25,000	27,942
3.25%, 4/1/23	30,000	29,188
Ford Motor Credit LLC
4.38%, 8/6/23	40,000	41,913
2.38%, 1/16/18	75,000	76,075
1.50%, 1/17/17	85,000	85,328
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	50,830
		515,497
CONSUMER STAPLES — 3.5%
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	50,000	50,393
Coca-Cola
1.80%, 9/1/16	75,000	76,865
CVS Caremark
5.75%, 6/1/17	80,000	90,548
2.75%, 12/1/22	35,000	33,452
Diageo Capital PLC
1.50%, 5/11/17	75,000	75,835
PepsiCo
1.25%, 8/13/17	50,000	50,074
SABMiller Holdings
3.75%, 1/15/22 (A)	25,000	25,814
		402,981
ENERGY — 5.1%
Canadian Natural Resources
4.90%, 12/1/14	25,000	25,640
3.80%, 4/15/24	100,000	101,926
ConocoPhillips
4.60%, 1/15/15	100,000	102,875
Enterprise Products Operating
6.30%, 9/15/17	25,000	28,955
3.35%, 3/15/23	40,000	39,402
Kinder Morgan Energy Partners
3.50%, 3/1/16	110,000	114,854
Occidental Petroleum
1.75%, 2/15/17	120,000	122,017
Phillips 66
2.95%, 5/1/17	50,000	52,300
		587,969
FINANCIALS — 23.8%
Australia & New Zealand Banking Group
0.90%, 2/12/16	100,000	100,548
AvalonBay Communities MTN
2.85%, 3/15/23 ‡	25,000	23,720
AvalonBay Communities
2.95%, 9/15/22 ‡	25,000	24,049
Bank of America
4.10%, 7/24/23	55,000	56,194
2.00%, 1/11/18	200,000	200,347
Bank of America MTN
3.30%, 1/11/23	100,000	97,065

Bank of Montreal MTN
1.40%, 9/11/17	50,000	50,010
Bank of New York Mellon MTN
2.10%, 1/15/19	75,000	74,897
Bank of Nova Scotia
4.38%, 1/13/21	45,000	49,706
BB&T Corp. MTN
2.25%, 2/1/19	30,000	30,092
1.60%, 8/15/17	40,000	40,182
Branch Banking & Trust
1.45%, 10/3/16	25,000	25,279
Caterpillar Financial Services MTN
2.05%, 8/1/16	110,000	113,223
Citigroup
3.38%, 3/1/23	70,000	68,259
Commonwealth Bank of Australia NY MTN
1.25%, 9/18/15	100,000	101,054
Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,135
ERP Operating
5.13%, 3/15/16 ‡	45,000	48,511
4.63%, 12/15/21 ‡	40,000	43,718
General Electric Capital
2.10%, 12/11/19	25,000	24,894
General Electric Capital MTN
5.50%, 1/8/20	25,000	28,843
3.15%, 9/7/22	25,000	25,004
1.60%, 11/20/17	180,000	180,969
John Deere Capital
1.70%, 1/15/20	25,000	24,164
JPMorgan Chase
4.95%, 3/25/20	25,000	27,970
3.20%, 1/25/23	65,000	63,410
3.15%, 7/5/16	70,000	73,189
1.80%, 1/25/18	90,000	89,900
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	30,000	29,893
1.70%, 6/29/15 (A)	100,000	101,295
1.50%, 1/10/18 (A)	25,000	24,751
Northern Trust Corp.
2.38%, 8/2/22	25,000	23,870
PNC Funding
3.30%, 3/8/22	35,000	35,460
2.70%, 9/19/16	70,000	72,754
Royal Bank of Canada MTN
2.15%, 3/15/19	25,000	25,033
1.45%, 9/9/16	75,000	76,080
Simon Property Group
1.50%, 2/1/18 ‡ (A)	75,000	74,107
US Bancorp MTN
3.70%, 1/30/24	25,000	25,575
1.95%, 11/15/18	15,000	14,993
1.65%, 5/15/17	50,000	50,644
Wachovia Bank
6.00%, 11/15/17	25,000	28,718
Wells Fargo
1.50%, 1/16/18	115,000	114,195
0.75%, 7/20/15	25,000	25,085

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo MTN
4.60%, 4/1/21	$25,000	$27,695
3.50%, 3/8/22	80,000	82,111
0.86%, 4/23/18 (B)	50,000	50,397
Westpac Banking
0.95%, 1/12/16	100,000	100,808
		2,718,796
INDUSTRIALS — 2.0%
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	91,314
Eaton
1.50%, 11/2/17	50,000	50,079
Norfolk Southern
3.85%, 1/15/24	25,000	25,621
Union Pacific
4.16%, 7/15/22	55,000	58,897
		225,911
INFORMATION TECHNOLOGY — 0.5%
Oracle
1.20%, 10/15/17	60,000	59,751

TELECOMMUNICATION SERVICES — 3.0%
AT&T
1.40%, 12/1/17	50,000	49,803
0.88%, 2/13/15	100,000	100,345
Verizon Communications
5.15%, 9/15/23	15,000	16,535
3.65%, 9/14/18	30,000	32,029
2.50%, 9/15/16	135,000	139,719
		338,431
TOTAL CORPORATE OBLIGATIONS		4,849,336

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 23.2%
FANNIE MAE — 12.2%
6.00%, 10/1/38	112,326	125,817
5.50%, 2/1/38	101,895	112,632
4.50%, 4/1/41 to 10/01/41	355,197	381,648
4.00%, 2/1/26 to 12/01/40	594,273	625,815
2.50%, 3/1/26	151,018	152,100
		1,398,012
FREDDIE MAC — 8.4%
5.00%, 8/1/35	403,777	442,275
4.00%, 6/1/25	203,704	216,596
3.50%, 1/1/41	291,434	295,961
		954,832
GINNIE MAE — 2.6%
5.50%, 4/15/35	154,890	173,127
4.50%, 10/15/40	116,250	126,476
		299,603
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS		2,652,447

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	12,404	12,793
U.S. Treasury Bond
5.38%, 2/15/31	89,000	115,018
5.00%, 5/15/37	170,000	216,644
4.50%, 5/15/38	159,000	189,707
2.75%, 11/15/42	360,000	313,538
2.63%, 11/15/20	145,000	149,520

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
U.S. Treasury Note
2.75%, 2/15/24	$55,000	$55,481
2.63%, 8/15/20	175,000	180,851
1.75%, 5/31/16	290,000	297,794
1.38%, 11/30/18	52,000	51,610
1.00%, 6/30/19	25,000	24,068
0.88%, 12/31/16	197,000	197,739
TOTAL U.S. TREASURY OBLIGATIONS		1,804,763

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
FANNIE MAE — 6.5%
6.63%, 11/15/30	222,000	307,698
3.00%, 9/1/42 to 2/01/43	456,195	445,482
		753,180
FREDDIE MAC — 1.8%
6.25%, 7/15/32 (C)	100,000	136,168
2.38%, 1/13/22 (C)	65,000	64,017
		200,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		953,365

REGISTERED INVESTMENT COMPANIES — 8.2%
iShares 10+ Year Credit Bond Fund ETF	675	40,027
iShares Barclays Credit Bond ETF	2,510	277,380
iShares Barclays Intermediate ETF	2,710	296,962
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,445	170,727
iShares MBS ETF	1,375	147,015

TOTAL REGISTERED INVESTMENT COMPANIES		932,111

REPURCHASE AGREEMENT — 2.0%
Counterparty: Bank of Nova Scotia 0.050%
0.050% dated 4/30/14, due 05/1/14
in the amount of $ 225,000, fully collateralized by a $ 229,600 U.S. Treasury obligation, coupon 0.00%, maturity 10/23/14, value $ 229,544	225,000	225,000
TOTAL REPURCHASE AGREEMENT		225,000

TOTAL INVESTMENTS
(Cost $11,402,765) — 99.9%		11,417,022

OTHER ASSETS AND LIABILITIES, NET — 0.1%		10,409

NET ASSETS — 100.0%		$11,427,431

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $11,402,765 and the unrealized appreciation and depreciation were $91,989 and $(77,732), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $255,860 or 2.24% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,849,336	$—	$4,849,336
U.S. Government Mortgage-Backed Obligations	—	2,652,447	—	2,652,447
U.S. Treasury Obligations	—	1,804,763	—	1,804,763
U.S. Government Agency Obligations	—	953,365	—	953,365
Registered Investment Companies	932,111	—	—	932,111
Repurchase Agreement	—	225,000	—	225,000
Total Investments in Securities	$932,111	$10,484,911	$—	$11,417,022

For the period ended of April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 96.0%
CONSUMER DISCRETIONARY — 26.5%
American Greetings
7.38%, 12/1/21	$120,000	$127,350
Ameristar Casinos
7.50%, 4/15/21	80,000	87,000
Best Buy
5.50%, 3/15/21	200,000	205,000
Burlington Coat Factory Warehouse
10.00%, 2/15/19	120,000	132,600
Chrysler Group
8.00%, 6/15/19	80,000	87,600
Dana Holding
6.50%, 2/15/19	120,000	127,500
DISH DBS
7.75%, 5/31/15	120,000	128,100
4.63%, 7/15/17	100,000	106,375
Gannett
7.13%, 9/1/18	80,000	84,000
Goodyear Tire & Rubber
7.00%, 5/15/22	120,000	132,300
Jarden
7.50%, 5/1/17	160,000	183,800
JC Penney
7.65%, 8/15/16	80,000	75,400
L Brands
8.50%, 6/15/19	160,000	192,800
Lear
4.75%, 1/15/23 (A)	200,000	196,500
Levi Strauss
6.88%, 5/1/22	80,000	88,500
New York Times
5.00%, 3/15/15	80,000	82,100
Numericable Group
6.00%, 5/15/22 (A)	100,000	102,375
PVH
4.50%, 12/15/22	67,000	65,911
Sears Holdings
6.63%, 10/15/18	10,000	9,225
Shea Homes
8.63%, 5/15/19	100,000	109,750
Shearers Foods
9.00%, 11/1/19 (A)	100,000	109,250
Sinclair Televison Group
5.38%, 4/1/21	120,000	119,400
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	43,200
4.63%, 5/15/23 (A)	100,000	92,500
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	119,415
Wynn Las Vegas
7.75%, 8/15/20	80,000	88,408
		2,896,359
CONSUMER STAPLES — 8.1%
Constellation Brands
7.25%, 5/15/17	120,000	138,300
3.75%, 5/1/21	150,000	146,625

Hawk Acquisition Sub
4.25%, 10/15/20 (A)	200,000	197,100
JBS Investments GmbH
7.75%, 10/28/20 (A)	150,000	159,563
Pilgrim's Pride
7.88%, 12/15/18	40,000	42,850
Reynolds Group Issuer
6.88%, 2/15/21	100,000	107,625
Spectrum Brands
6.38%, 11/15/20	80,000	86,800
		878,863
ENERGY — 4.2%
MEG Energy
6.50%, 3/15/21 (A)	77,000	81,043
Peabody Energy
6.25%, 11/15/21	80,000	81,200
6.00%, 11/15/18	180,000	191,250
Precision Drilling
6.50%, 12/15/21	100,000	108,250
		461,743
FINANCIALS — 4.6%
Ally Financial
7.50%, 9/15/20	100,000	118,500
6.25%, 12/1/17	80,000	89,300
CIT Group
5.00%, 5/15/17	120,000	128,250
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	168,400
		504,450
HEALTH CARE — 7.3%
CHS
5.13%, 8/15/18	100,000	105,125
Endo Health Solutions
7.00%, 7/15/19	168,000	180,600
HCA Inc.
6.50%, 2/15/20	200,000	223,000
Kinetic Concepts
10.50%, 11/1/18	180,000	205,650
Warner Chilcott
7.75%, 9/15/18	80,000	85,000
		799,375
INDUSTRIALS — 17.5%
Bombardier
7.50%, 3/15/18 (A)	80,000	91,200
Case New Holland
7.88%, 12/1/17	80,000	94,000
CBRE Services Inc.
5.00%, 3/15/23	100,000	100,750
CHC Helicopter
9.25%, 10/15/20	72,000	77,400
Hertz
6.75%, 4/15/19	80,000	85,800
International Lease Finance
8.75%, 3/15/17	200,000	233,000
8.63%, 9/15/15	20,000	21,950
5.88%, 8/15/22	50,000	52,750

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Iron Mountain
8.38%, 8/15/21	$66,000	$69,630
6.00%, 8/15/23	100,000	106,250
Manitowoc
8.50%, 11/1/20	80,000	89,800
Masonite International
8.25%, 4/15/21 (A)	80,000	88,000
Navistar International
8.25%, 11/1/21	80,000	81,400
RR Donnelley & Sons
7.88%, 3/15/21	100,000	114,500
6.50%, 11/15/23	50,000	52,625
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	136,200
Spirit Aerosystems
6.75%, 12/15/20	100,000	108,250
Terex
6.50%, 4/1/20	80,000	86,800
Tomkins
9.00%, 10/1/18	60,000	64,350
United Rentals North America
5.75%, 7/15/18	80,000	85,600
Visteon
6.75%, 4/15/19	66,000	69,387
		1,909,642
INFORMATION TECHNOLOGY — 5.5%
Advanced Micro Devices
7.75%, 8/1/20	40,000	42,500
Denali Borrower LLC
5.63%, 10/15/20 (A)	100,000	102,750
IAC/InterActive
4.75%, 12/15/22	250,000	245,625
Jabil Circuit
5.63%, 12/15/20	160,000	169,200
SunGard Data Systems
7.38%, 11/15/18	40,000	42,400
		602,475
MATERIALS — 12.2%
AK Steel
7.63%, 5/15/20	120,000	120,300
Aleris International
7.63%, 2/15/18	80,000	81,600
Ashland Inc.
4.75%, 8/15/22	40,000	39,500
Cascades
7.75%, 12/15/17	120,000	125,025
Domtar
10.75%, 6/1/17	80,000	100,118
First Quantum Minerals
7.00%, 2/15/21 (A)	69,000	69,949
6.75%, 2/15/20 (A)	69,000	69,690
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	180,000	189,900
HudBay Minerals
9.50%, 10/1/20	40,000	43,200
NOVA Chemicals
8.63%, 11/1/19	120,000	129,150
Resolute Forest Products
5.88%, 5/15/23 (A)	100,000	97,250

Steel Dynamics
7.63%, 3/15/20	100,000	108,250
Tembec Industries
11.25%, 12/15/18	40,000	43,600
United States Steel
7.38%, 4/1/20	100,000	111,750
		1,329,282
TELECOMMUNICATION SERVICES — 6.7%
CenturyLink
6.45%, 6/15/21	80,000	86,200
Cincinnati Bell
8.38%, 10/15/20	80,000	88,000
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	86,400
MetroPCS Wireless
6.63%, 11/15/20	120,000	128,100
Sprint Capital
6.90%, 5/1/19	50,000	54,875
Sprint Nextel
6.00%, 12/1/16	120,000	131,400
T-Mobile USA
6.73%, 4/28/22	50,000	53,937
6.25%, 4/1/21	100,000	106,500
		735,412
UTILITIES — 3.4%
AES
8.00%, 10/15/17	2,000	2,375
Calpine
7.88%, 7/31/20 (A)	70,000	76,737
7.88%, 1/15/23 (A)	130,000	145,600
NRG Energy
7.63%, 1/15/18	120,000	135,900
		360,612
TOTAL CORPORATE OBLIGATIONS		10,478,213

TOTAL INVESTMENTS
(Cost $10,308,627) — 96.0%		10,478,213

OTHER ASSETS AND LIABILITIES, NET — 4.0%		433,654

NET ASSETS — 100.0%		$10,911,867

†	At April 30, 2014, the tax basis cost of the Fund's investments was $10,308,627 and the unrealized appreciation and depreciation were $200,005 and $(30,419), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $2,336,622 or 21.41% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company

PTY — Proprietary

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1-5 Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 84.1%
CONSUMER DISCRETIONARY — 8.9%
Comcast
5.70%, 5/15/18	$25,000	$28,782
Daimler Finance North America LLC
1.25%, 1/11/16 (A)	67,000	67,539
Discovery Communications LLC
3.70%, 6/1/15	25,000	25,874
Ford Motor Credit LLC
2.38%, 1/16/18	95,000	96,362
1.50%, 1/17/17	95,000	95,366
NBCUniversal Media LLC
2.88%, 4/1/16	150,000	156,140
		470,063
CONSUMER STAPLES — 9.2%
Anheuser-Busch InBev Worldwide
0.80%, 7/15/15	175,000	175,690
Coca-Cola
1.80%, 9/1/16	50,000	51,243
CVS Caremark
5.75%, 6/1/17	50,000	56,593
1.20%, 12/5/16	150,000	150,885
Diageo Capital PLC
1.50%, 5/11/17	50,000	50,557
		484,968
ENERGY — 3.9%
Kinder Morgan Energy Partners
5.95%, 2/15/18	25,000	28,447
Statoil
3.13%, 8/17/17	50,000	52,703
1.95%, 11/8/18	50,000	50,149
TransCanada PipeLines
3.40%, 6/1/15	75,000	77,283
		208,582
FINANCIALS — 48.3%
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	100,000	110,836
Bank of America
3.88%, 3/22/17	100,000	106,806
Bank of Montreal MTN
1.40%, 9/11/17	75,000	75,015
Bank of New York Mellon MTN
2.10%, 1/15/19	110,000	109,849
Bank of Nova Scotia
2.90%, 3/29/16	35,000	36,479
BB&T Corp. MTN
2.25%, 2/1/19	45,000	45,137
1.60%, 8/15/17	100,000	100,455
Berkshire Hathaway
0.80%, 2/11/16	100,000	100,530
Branch Banking & Trust
1.45%, 10/3/16	60,000	60,668
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	100,000	99,245
Citigroup
4.45%, 1/10/17	70,000	75,609
2.25%, 8/7/15	175,000	178,233

Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,135
General Electric Capital MTN
1.60%, 11/20/17	25,000	25,135
General Electric Capital
1.00%, 12/11/15	185,000	186,388
John Deere Capital
0.70%, 9/4/15	100,000	100,267
JPMorgan Chase & Co.
6.00%, 10/1/17	160,000	182,420
2.35%, 1/28/19	45,000	45,118
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	30,000	29,893
1.70%, 6/29/15 (A)	50,000	50,648
1.50%, 1/10/18 (A)	70,000	69,303
PNC Bank
1.13%, 1/27/17	50,000	50,028
PNC Funding
2.70%, 9/19/16	100,000	103,934
Royal Bank of Canada MTN
2.15%, 3/15/19	40,000	40,053
0.80%, 10/30/15	100,000	100,461
Simon Property Group
2.20%, 2/1/19 ‡	50,000	50,254
US Bancorp MTN
1.95%, 11/15/18	110,000	109,949
1.65%, 5/15/17	50,000	50,644
Wachovia Bank
6.00%, 11/15/17	50,000	57,436
Wells Fargo MTN
2.63%, 12/15/16	150,000	156,392
		2,557,320
INDUSTRIALS — 3.4%
Caterpillar
1.50%, 6/26/17	100,000	101,127
United Technologies
1.80%, 6/1/17	75,000	76,345
		177,472
INFORMATION TECHNOLOGY — 1.8%
Oracle Corp.
2.38%, 1/15/19	95,000	96,585

MATERIALS — 1.7%
BHP Billiton
1.63%, 2/24/17	90,000	91,516

TELECOMMUNICATION SERVICES — 4.8%
AT&T
1.40%, 12/1/17	50,000	49,803
0.80%, 12/1/15	150,000	150,543
Verizon Communications
3.65%, 9/14/18	50,000	53,382
		253,728
UTILITIES — 2.1%
Consolidated Edison of New York
5.30%, 12/1/16	100,000	110,412

TOTAL CORPORATE OBLIGATIONS		4,450,646

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1-5 Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANY — 15.6%
Vanguard Short-Term Corporate Bond ETF	10,330	$828,363

TOTAL REGISTERED INVESTMENT COMPANY		828,363

REPURCHASE AGREEMENT — 1.8%
Counterparty: Bank of Nova Scotia 0.050%
0.050% dated 4/30/14, due 05/1/14
in the amount of $ 93,000, fully collateralized by a $ 94,900 U.S. Treasury obligation, coupon 0.00%, maturity 10/23/14, value $ 94,877	$93,000	93,000
TOTAL REPURCHASE AGREEMENT		93,000

TOTAL INVESTMENTS
(Cost $5,342,247) — 101.5%		5,372,009

OTHER ASSETS AND LIABILITIES, NET — (1.5)%		(77,960)

NET ASSETS — 100.0%		$5,294,049

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,342,247 and the unrealized appreciation and depreciation were $31,619 and $(1,857), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $217,383 or 4.11% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,450,646	$—	$4,450,646
Registered Investment Company	828,363	—	—	828,363
Repurchase Agreement	—	93,000	—	93,000
Total Investments in Securities	$828,363	$4,543,646	$—	$5,372,009

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5-10 Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 83.1%
CONSUMER DISCRETIONARY — 5.1%
Comcast
2.85%, 1/15/23	$65,000	$63,342
Ford Motor Credit LLC
5.88%, 8/2/21	160,000	185,469
NBCUniversal Media LLC
4.38%, 4/1/21	30,000	32,755
		281,566
CONSUMER STAPLES — 7.5%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	115,000	132,438
Coca-Cola
2.45%, 11/1/20	50,000	49,582
CVS Caremark
2.75%, 12/1/22	65,000	62,125
2.25%, 12/5/18	85,000	85,615
SABMiller Holdings
3.75%, 1/15/22 (A)	75,000	77,441
		407,201
ENERGY — 6.8%
Canadian Natural Resources
3.80%, 4/15/24	25,000	25,482
3.45%, 11/15/21	70,000	71,408
ConocoPhillips
5.75%, 2/1/19	50,000	58,360
Enbridge
4.00%, 10/1/23	60,000	61,332
Phillips 66
4.30%, 4/1/22	50,000	53,461
Statoil
2.90%, 11/8/20	55,000	55,947
TransCanada PipeLines
2.50%, 8/1/22	50,000	47,350
		373,340
FINANCIALS — 43.2%
AvalonBay Communities
2.95%, 9/15/22 ‡	70,000	67,338
Bank of America
5.70%, 1/24/22	45,000	51,520
5.63%, 7/1/20	65,000	74,284
4.10%, 7/24/23	115,000	117,497
Bank of New York Mellon MTN
2.10%, 1/15/19	90,000	89,876
Bank of Nova Scotia
4.38%, 1/13/21	140,000	154,640
BB&T Corp. MTN
2.25%, 2/1/19	80,000	80,244
Citigroup
3.38%, 3/1/23	135,000	131,642
2.50%, 9/26/18	95,000	96,024
Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,135
ERP Operating
4.63%, 12/15/21 ‡	50,000	54,648
General Electric Capital
2.10%, 12/11/19	180,000	179,237
General Electric Capital MTN
3.15%, 9/7/22	50,000	50,007

John Deere Capital
1.70%, 1/15/20	140,000	135,316
JPMorgan Chase
4.95%, 3/25/20	100,000	111,879
3.25%, 9/23/22	115,000	113,628
Metropolitan Life Global Funding I
3.00%, 1/10/23 (A)	75,000	72,747
2.30%, 4/10/19 (A)	30,000	29,893
1.50%, 1/10/18 (A)	25,000	24,751
Northern Trust Corp.
2.38%, 8/2/22	25,000	23,870
PNC Funding
4.38%, 8/11/20	75,000	81,696
3.30%, 3/8/22	80,000	81,052
Royal Bank of Canada MTN
2.15%, 3/15/19	45,000	45,060
Simon Property Group
2.20%, 2/1/19 ‡	50,000	50,254
US Bancorp MTN
4.13%, 5/24/21	100,000	107,909
3.70%, 1/30/24	115,000	117,647
Wells Fargo MTN
3.50%, 3/8/22	160,000	164,221
		2,357,015
INDUSTRIALS — 7.6%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	55,000	54,172
Caterpillar
3.90%, 5/27/21	100,000	107,216
Eaton
2.75%, 11/2/22	50,000	48,058
Norfolk Southern
3.85%, 1/15/24	60,000	61,490
Union Pacific
4.16%, 7/15/22	65,000	69,606
United Technologies
6.13%, 2/1/19	65,000	76,545
		417,087
INFORMATION TECHNOLOGY — 2.3%
International Business Machines
1.88%, 5/15/19	75,000	74,055
Oracle Corp.
2.38%, 1/15/19	50,000	50,834
		124,889
MATERIALS — 0.5%
BHP Billiton Finance USA
3.25%, 11/21/21	25,000	25,474

TELECOMMUNICATION SERVICES — 6.9%
AT&T
3.00%, 2/15/22	70,000	68,909
2.38%, 11/27/18	70,000	70,892
Verizon Communications
5.15%, 9/15/23	90,000	99,210
4.50%, 9/15/20	125,000	136,230
		375,241
UTILITIES — 3.2%
Duke Energy Carolinas LLC
3.90%, 6/15/21	75,000	80,546

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5-10 Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
PacifiCorp
2.95%, 2/1/22	$95,000	$94,297
		174,843
TOTAL CORPORATE OBLIGATIONS		4,536,656

REGISTERED INVESTMENT COMPANY — 12.4%
Vanguard Intermediate-Term Corporate Bond ETF	7,860	673,366

TOTAL REGISTERED INVESTMENT COMPANY		673,366

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Note
2.75%, 2/15/24	105,000	105,919
1.75%, 5/15/23	17,000	15,858
TOTAL U.S. TREASURY OBLIGATIONS		121,777

REGIONAL GOVERNMENT OBLIGATION — 1.2%
Province of Quebec Canada
3.50%, 7/29/20	60,000	63,548

TOTAL REGIONAL GOVERNMENT OBLIGATION		63,548

REPURCHASE AGREEMENT — 2.6%
Counterparty: Bank of Nova Scotia
0.050% dated 4/30/14, due 05/1/14
in the amount of $143,000, fully collateralized by a $145,900 U.S. Treasury obligation, coupon 0.00%, maturity 10/23/14, value $145,864	143,000	143,000
TOTAL REPURCHASE AGREEMENT		143,000

TOTAL INVESTMENTS
(Cost $5,431,012) — 101.5%		5,538,347

OTHER ASSETS AND LIABILITIES, NET — (1.5)%		(79,771)

NET ASSETS — 100.0%		$5,458,576

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,431,012 and the unrealized appreciation and depreciation were $108,969 and $(1,634), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $204,832 or 3.75% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MTN — Medium Term Note

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,536,656	$—	$4,536,656
Registered Investment Company	673,366	—	—	673,366
U.S. Treasury Obligations	—	121,777	—	121,777
Regional Government Obligation	—	63,548	—	63,548
Repurchase Agreement	—	143,000	—	143,000
Total Investments in Securities	$673,366	$4,864,981	$—	$5,538,347

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.1%
CONSUMER DISCRETIONARY — 5.9%
Genuine Parts	695	$60,548
Home Depot	730	58,042
Mattel	2,050	80,391
McDonald's	510	51,704
Regal Entertainment Group, Cl A	2,255	42,394
Time Warner	1,180	78,423
		371,502
CONSUMER STAPLES — 17.0%
Altria Group	2,650	106,291
Campbell Soup	1,395	63,459
Coca-Cola	1,290	52,619
Coca-Cola Enterprises	1,250	56,800
Colgate-Palmolive	485	32,641
CVS Caremark	840	61,085
Hershey	450	43,308
Kimberly-Clark	935	104,954
Kraft Foods Group	1,305	74,202
Lorillard	1,350	80,217
Molson Coors Brewing, Cl B	1,005	60,270
PepsiCo	405	34,785
Philip Morris International	1,135	96,963
Procter & Gamble	645	53,245
Reynolds American	1,640	92,545
Wal-Mart Stores	720	57,391
		1,070,775
ENERGY — 9.3%
ConocoPhillips	1,295	96,231
Diamond Offshore Drilling	1,025	55,975
Enterprise Products Partners (A)	650	47,534
Exxon Mobil	350	35,844
Kinder Morgan Energy Partners (A)	665	50,128
MarkWest Energy Partners (A)	570	36,104
ONEOK	1,100	69,542
ONEOK Partners (A)	650	37,044
Royal Dutch Shell PLC ADR, Cl A	800	62,992
Spectra Energy	1,445	57,381
Targa Resources Partners (A)	685	40,559
		589,334
FINANCIALS — 9.0%
Arthur J Gallagher	1,915	86,213
BlackRock, Cl A	180	54,180
CME Group, Cl A	1,090	76,725
Commonwealth Bank of Australia ADR	470	34,550
Corrections Corp of America ‡	1,320	43,296
Health Care ‡	1,135	71,607
M&T Bank	410	50,024
Marsh & McLennan	1,065	52,515
Waddell & Reed Financial, Cl A	735	49,576
Wells Fargo	1,020	50,633
		569,319
HEALTH CARE — 6.6%
AbbVie	2,000	104,160
Johnson & Johnson	1,030	104,329
Medtronic	1,130	66,467
Merck	870	50,947
Pfizer Inc.	1,430	44,730

UnitedHealth Group	615	46,150
		416,783
INDUSTRIALS — 16.1%
3M	640	89,018
Boeing	325	41,931
Deere	380	35,469
Deluxe	1,350	74,182
Eaton PLC	1,090	79,178
Emerson Electric	1,305	88,975
General Dynamics	630	68,953
Honeywell International	630	58,527
Lockheed Martin	620	101,767
Raytheon	995	95,003
Republic Services, Cl A	1,485	52,109
RR Donnelley & Sons	2,640	46,464
United Parcel Service, Cl B	345	33,982
United Technologies	535	63,307
Waste Management	1,925	85,566
		1,014,431
INFORMATION TECHNOLOGY — 10.0%
Apple	95	56,059
Automatic Data Processing	990	77,180
Intel	1,220	32,562
KLA-Tencor	965	61,750
Linear Technology	660	29,370
Microchip Technology	1,735	82,482
Microsoft	1,470	59,388
Oracle	1,585	64,795
Paychex	1,715	71,704
Seagate Technology PLC	1,750	92,015
		627,305
MATERIALS — 5.2%
Bemis	1,275	51,306
BHP Billiton ADR	720	50,789
Dow Chemical	1,500	74,850
EI du Pont de Nemours	770	51,836
Potash Corp of Saskatchewan	1,705	61,653
RPM International	870	37,114
		327,548
TELECOMMUNICATION SERVICES — 3.6%
AT&T	2,525	90,143
CenturyLink	2,210	77,151
Verizon Communications	1,280	59,814
		227,108
UTILITIES — 14.4%
Ameren	1,185	48,952
CMS Energy	2,055	62,287
Dominion Resources	885	64,198
Duke Energy	1,060	78,959
Entergy	505	36,613
Integrys Energy Group	825	50,556
NiSource	2,425	88,076
Northeast Utilities	1,255	59,311
PPL	2,030	67,680
SCANA	745	39,992
Southern	1,000	45,830
TECO Energy	2,580	46,337
Vectren	1,160	47,061
Westar Energy, Cl A	1,190	42,697
WGL Holdings	805	32,031

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Wisconsin Energy	1,935	$93,809
		904,389
TOTAL COMMON STOCK		6,118,494

TOTAL INVESTMENTS
(Cost $5,177,054) — 97.1%		6,118,494

OTHER ASSETS AND LIABILITIES, NET — 2.9%		180,108

NET ASSETS — 100.0%		$6,298,602

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,177,054 and the unrealized appreciation and depreciation were $984,845 and $(43,405), respectively.
(A)	Security considered to be a Master Limited Partnership. At October 31, 2013, these securities amounted to $211,369 or 3.36% of net assets.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 95.9%
CONSUMER DISCRETIONARY — 11.4%
Comcast, Cl A	1,255	$64,043
Delphi Automotive PLC	1,075	71,853
Genuine Parts	790	68,825
International Game Technology	1,894	23,770
Kohl's	1,930	105,745
McDonald's	1,040	105,435
Staples	4,415	55,187
Time Warner	2,105	139,898
TJX	2,190	127,414
		762,170
CONSUMER STAPLES — 5.8%
Colgate-Palmolive	1,130	76,049
CVS Caremark	1,960	142,531
JM Smucker	615	59,458
PepsiCo	1,285	110,369
		388,407
ENERGY — 8.7%
Cameron International *	1,325	86,072
Devon Energy	1,340	93,800
Exxon Mobil	1,560	159,759
National Oilwell Varco	1,720	135,072
Occidental Petroleum	1,140	109,155
		583,858
FINANCIALS — 18.6%
American Express	1,105	96,610
American International Group	2,095	111,307
Ameriprise Financial	925	103,258
BlackRock, Cl A	603	181,503
Capital One Financial	1,340	99,026
CIT Group	2,145	92,342
Citigroup	2,135	102,288
CME Group, Cl A	1,945	136,909
Marsh & McLennan	2,580	127,220
Morgan Stanley	3,340	103,306
Northern Trust	1,575	94,894
		1,248,663
HEALTH CARE — 10.3%
Abbott Laboratories	2,810	108,859
AbbVie	2,090	108,847
Aetna	1,880	134,326
Agilent Technologies	2,590	139,964
DaVita HealthCare Partners *	975	67,568
UnitedHealth Group	1,750	131,320
		690,884
INDUSTRIALS — 9.3%
Boeing	1,560	201,271
Danaher	1,985	145,659
Ingersoll-Rand PLC	1,625	97,175
Rockwell Collins	1,020	79,203
United Technologies	850	100,581
		623,889
INFORMATION TECHNOLOGY — 21.3%
Apple	385	227,185
Applied Materials	5,450	103,877
Check Point Software Technologies *	1,030	65,982

Citrix Systems *	1,690	100,234
Electronic Arts *	2,040	57,732
Fidelity National Information Services	2,185	116,745
Microsoft	5,665	228,866
Oracle	4,155	169,856
Seagate Technology PLC	1,805	94,907
Texas Instruments	3,030	137,713
Visa, Cl A	625	126,631
		1,429,728
MATERIALS — 5.6%
Ecolab	235	24,590
EI du Pont de Nemours	1,650	111,078
International Paper	2,170	101,231
Praxair	1,045	136,425
		373,324
TELECOMMUNICATION SERVICES — 1.7%
CenturyLink	3,155	110,141

UTILITIES — 3.2%
Northeast Utilities	2,070	97,828
Wisconsin Energy	2,405	116,594
		214,422
TOTAL COMMON STOCK		6,425,486

TOTAL INVESTMENTS
(Cost $5,401,223) † — 95.9%		6,425,486

OTHER ASSETS AND LIABILITIES, NET — 4.1%		275,786

NET ASSETS — 100.0%		$6,701,272

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,401,223 and the unrealized appreciation and depreciation were $1,058,602 and $(34,339), respectively.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 56.0%
AUSTRALIA — 3.4%
BHP Billiton	1,355	$47,519
Commonwealth Bank of Australia	490	35,916
Telstra	20,430	99,072
Westpac Banking	1,470	47,961
		230,468
BELGIUM — 0.6%
Anheuser-Busch InBev	350	38,088

CANADA — 4.0%
BCE	2,585	115,093
Potash Corp of Saskatchewan	1,455	52,613
Rogers Communications, Cl B	1,040	41,304
Shaw Communications, Cl B	2,350	56,925
		265,935
FRANCE — 9.2%
Electricite de France	2,640	101,252
Sanofi	475	51,414
SCOR	2,140	78,098
Total SA	1,880	134,271
Unibail-Rodamco ‡	180	48,559
Vinci	1,730	130,422
Vivendi	2,525	67,749
		611,765
GERMANY — 7.3%
Allianz SE	300	51,963
BASF	830	96,070
Daimler	1,025	94,892
Deutsche Post	1,060	39,904
Deutsche Telekom	6,655	111,578
Muenchener Rueckversicherungs	400	92,370
		486,777
ITALY — 1.7%
Terna Rete Elettrica Nazionale	20,820	112,650

NETHERLANDS — 0.6%
Wolters Kluwer	1,400	38,982

NORWAY — 3.2%
Orkla	6,730	55,578
Statoil ASA	2,055	62,366
Yara International	1,980	93,466
		211,410
PHILIPPINES — 0.6%
Philippine Long Distance Telephone ADR	595	38,377

SWEDEN — 1.0%
Svenska Handelsbanken, Cl A	1,375	69,002

SWITZERLAND — 4.6%
Nestle SA	510	39,376
Novartis AG	755	65,454
Roche Holding AG	265	77,684

Swisscom	205	124,617
		307,131
UNITED KINGDOM — 19.8%
AstraZeneca PLC ADR	550	43,477
BAE Systems PLC	13,775	93,030
British American Tobacco PLC	1,425	82,212
Centrica PLC	17,475	97,365
Compass Group PLC	2,320	36,899
Diageo PLC ADR	285	34,992
GlaxoSmithKline PLC	4,625	127,440
Imperial Tobacco Group PLC	3,010	129,948
National Grid PLC	8,525	120,978
Pearson PLC	2,990	55,985
Royal Dutch Shell PLC ADR, Cl A	1,350	106,299
Severn Trent PLC	1,500	46,726
SSE PLC	3,560	91,663
Unilever PLC	1,140	50,891
United Utilities Group	7,440	99,991
Vodafone Group PLC	18,145	68,609
WM Morrison Supermarkets PLC	10,010	33,954
		1,320,459
TOTAL FOREIGN COMMON STOCK		3,731,044

COMMON STOCK — 42.9%

UNITED STATES — 42.9%

CONSUMER DISCRETIONARY — 2.2%
Mattel	1,505	59,019
McDonald's	415	42,073
Regal Entertainment Group, Cl A	2,440	45,872
		146,964
CONSUMER STAPLES — 8.2%
Altria Group	2,900	116,319
Coca-Cola	910	37,119
Kimberly-Clark	560	62,860
Lorillard	2,030	120,623
PepsiCo	425	36,503
Philip Morris International	790	67,490
Reynolds American	1,830	103,267
		544,181
ENERGY — 5.0%
ConocoPhillips	845	62,792
Diamond Offshore Drilling	1,065	58,160
Enterprise Products Partners (A)	740	54,116
Kinder Morgan Energy Partners (A)	1,040	78,395
MarkWest Energy Partners (A)	625	39,587
Targa Resources Partners (A)	730	43,223
		336,273
FINANCIALS — 4.8%
Arthur J Gallagher	785	35,341
CME Group, Cl A	915	64,407
Corrections Corp of America ‡	1,855	60,844
Health Care ‡	1,665	105,045
Wells Fargo	1,060	52,618
		318,255
HEALTH CARE — 2.1%
AbbVie	940	48,955
Johnson & Johnson	395	40,010
Merck	885	51,826
		140,791

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
INDUSTRIALS — 3.7%
Deere	365	$34,069
Emerson Electric	585	39,885
Lockheed Martin	520	85,353
RR Donnelley & Sons	2,840	49,984
Waste Management	825	36,671
		245,962
INFORMATION TECHNOLOGY — 3.3%
Apple	95	56,059
Automatic Data Processing	495	38,590
KLA-Tencor	580	37,114
Microchip Technology	1,045	49,679
Microsoft	1,020	41,208
		222,650
MATERIALS — 1.6%
Dow Chemical	1,270	63,373
EI du Pont de Nemours	590	39,719
		103,092
TELECOMMUNICATION SERVICES — 4.5%
AT&T	2,850	101,745
CenturyLink	2,570	89,719
Verizon Communications	2,354	110,002
		301,466
UTILITIES — 7.5%
Ameren	2,030	83,859
Dominion Resources	515	37,358
Duke Energy	1,435	106,893
Integrys Energy Group	665	40,751
PPL	3,025	100,854
Southern	1,105	50,642
TECO Energy	4,345	78,036
		498,393
TOTAL COMMON STOCK		2,858,027

TOTAL INVESTMENTS
(Cost $5,769,398) † — 98.9%		6,589,071

OTHER ASSETS AND LIABILITIES, NET — 1.1%		73,327

NET ASSETS — 100.0%		$6,662,398

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,769,398 and the unrealized appreciation and depreciation were $909,566 and $(89,893), respectively.
(A)	Security considered to be a Master Limited Partnership. At April 30, 2014, these securities amounted to $215,321 or 3.23% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 66.5%
AUSTRALIA — 12.4%
AGL Energy	5,800	$84,972
Amcor	8,922	85,289
Asciano	4,291	21,566
Brambles	8,524	74,674
CFS Retail Property Trust Group ‡	39,395	73,562
Coca-Cola Amatil	4,832	41,522
Crown	5,857	87,276
Dexus Property Group ‡	81,929	86,387
GPT Group ‡	22,698	82,658
Mirvac Group ‡	35,416	57,577
Orica	2,436	49,493
Origin Energy	4,039	55,908
Sonic Healthcare Limited	5,539	91,079
SP AusNet	72,555	94,365
Stockland ‡	18,814	67,990
Tatts Group	29,318	82,254
Telstra	17,132	83,079
Wesfarmers	313	12,419
Westfield Group ‡	7,955	80,922
Woolworths	2,450	84,942
		1,397,934
BELGIUM — 1.1%
Belgacom	2,889	88,417
Colruyt	624	35,269
		123,686
CANADA — 9.8%
Bank of Montreal	1,200	82,715
Bank of Nova Scotia	1,000	60,764
BCE	1,850	82,368
Bell Aliant	3,300	81,292
Canadian Imperial Bank of Commerce	950	84,699
Canadian National Railway	1,200	70,289
First Capital Realty	2,800	45,855
Fortis	2,700	79,321
Intact Financial	1,350	88,645
Metro, Cl A	450	27,738
RioCan ‡	2,600	64,594
Rogers Communications, Cl B	1,200	47,658
Shaw Communications, Cl B	3,500	84,782
TELUS	1,700	59,900
Tim Hortons	1,450	79,535
TransCanada	1,550	72,236
		1,112,391
CHINA — 0.7%
China BlueChemical	9,000	4,829
China Petroleum & Chemical	85,800	75,807
		80,636
COLOMBIA — 0.3%
Banco Davivienda	1,923	27,387
Isagen ESP	6,122	10,005
		37,392
DENMARK — 0.6%
William Demant Holding *	782	70,017

FRANCE — 4.3%
Aeroports de Paris	595	73,987

Air Liquide	595	85,106
Bureau Veritas	2,340	71,421
Danone	1,042	76,849
L'Oreal	77	13,246
Societe BIC	644	85,396
Sodexo	785	84,621
		490,626
GERMANY — 2.3%
Fresenius	602	91,494
Fresenius Medical Care	1,194	82,079
Hannover Rueckversicherung	920	85,657
		259,230
HONG KONG — 4.0%
Beijing Enterprises Holdings	8,750	76,068
Cheung Kong Infrastructure Holdings	11,000	71,792
China Mobile	8,250	78,425
CLP Holdings	10,250	81,969
Guangdong Investment	25,000	27,183
Kunlun Energy	30,000	46,821
Power Assets Holdings	7,750	66,974
		449,232
JAPAN — 5.0%
Aeon	1,250	14,440
Ajinomoto	4,500	66,112
FamilyMart	1,650	68,511
Hankyu Hanshin Holdings	9,500	52,037
Lawson	1,000	69,448
Nippon Telegraph & Telephone	1,200	66,447
Nissin Foods Holdings	1,650	78,921
Nitori Holdings	1,900	87,069
Taisho Pharmaceutical Holdings	300	22,096
Tobu Railway	1,000	4,891
Tokyo Gas	1,000	5,233
USS	2,000	29,129
		564,334
LUXEMBOURG — 0.9%
SES	2,703	101,794

MALAYSIA — 4.3%
Alliance Financial Group	42,000	57,620
Berjaya Sports	54,027	64,359
Digi Swisscom Berhad	37,700	63,959
Malayan Banking	24,000	72,761
Maxis Berhad	32,600	69,383
Public Bank	13,800	85,112
Sime Darby Berhad	23,600	68,223
		481,417
NETHERLANDS — 1.0%
Koninklijke Ahold	756	14,584
Koninklijke Vopak	1,156	57,552
Unilever	895	38,349
		110,485
NEW ZEALAND — 0.4%
Contact Energy	8,662	42,500

SINGAPORE — 3.1%
ComfortDelGro	33,500	56,648
Singapore Press Holdings	23,500	78,540

17

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Singapore Technologies Engineering	22,500	$68,557
Singapore Telecommunications	26,000	79,429
StarHub	22,000	72,824
		355,998
SOUTH AFRICA — 0.1%
AngloGold Ashanti	287	5,180
Gold Fields	1,818	7,622
		12,802
SOUTH KOREA — 0.4%
Dongbu Insurance	914	50,419

SWEDEN — 0.7%
TeliaSonera	10,406	75,474

SWITZERLAND — 2.3%
Nestle SA	1,020	78,751
Schindler Holding	213	32,479
Swiss Prime Site	659	55,372
Swisscom	161	97,870
		264,472
TAIWAN — 1.6%
Chunghwa Telecom ADR	2,600	81,614
Feng Hsin Iron & Steel *	6,000	10,054
Taiwan Semiconductor Manufacturing ADR	4,350	87,435
		179,103
UNITED KINGDOM — 11.2%
AstraZeneca PLC	1,587	124,971
Centrica PLC	14,251	79,402
Compass Group PLC	5,788	92,056
Diageo	2,380	73,034
G4S PLC	7,716	30,745
GlaxoSmithKline PLC	3,213	88,533
National Grid PLC	6,513	92,426
Next PLC	764	84,103
Pearson PLC	3,695	69,186
Reckitt Benckiser Group PLC	1,037	83,604
Severn Trent PLC	2,077	64,700
Shire PLC	2,354	134,258
SSE PLC	3,350	86,256
United Utilities Group	6,991	93,956
Whitbread PLC	420	28,932
WM Morrison Supermarkets PLC	11,861	40,232
		1,266,394
TOTAL FOREIGN COMMON STOCK		7,526,336

COMMON STOCK — 32.6%

UNITED STATES — 32.6%

CONSUMER DISCRETIONARY — 2.8%
AutoZone *	150	80,083
McDonald's	850	86,173
PetSmart	1,200	81,216
TJX	1,200	69,816
		317,288
CONSUMER STAPLES — 9.6%
Campbell Soup	1,250	56,862
Church & Dwight	350	24,153
Clorox	900	81,630
Coca-Cola	1,850	75,461

Colgate-Palmolive	1,300	87,490
Costco Wholesale	150	17,352
Dr Pepper Snapple Group	1,500	83,130
General Mills	1,550	82,181
Hershey	850	81,804
Hormel Foods	550	26,230
Kellogg	1,150	76,855
Kimberly-Clark	750	84,188
McCormick	1,050	74,760
PepsiCo	950	81,596
Procter & Gamble	850	70,168
Wal-Mart Stores	1,050	83,696
		1,087,556
FINANCIALS — 4.9%
American Capital Agency ‡	2,150	48,826
Annaly Capital Management ‡	4,700	54,285
Arch Capital Group *	1,400	80,248
Berkshire Hathaway, Cl B *	600	77,310
Chubb	900	82,872
RenaissanceRe Holdings	800	80,968
US Bancorp	1,300	53,014
WR Berkley	1,750	77,420
		554,943
HEALTH CARE — 1.8%
Cardinal Health	1,350	93,838
Eli Lilly	1,300	76,830
Johnson & Johnson	350	35,452
		206,120
INDUSTRIALS — 1.7%
Lockheed Martin	700	114,898
Precision Castparts	300	75,927
		190,825
INFORMATION TECHNOLOGY — 1.0%
International Business Machines	300	58,941
Synopsys *	1,500	56,430
		115,371
TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications	295	13,785

UTILITIES — 10.7%
Ameren	150	6,196
American Electric Power	150	8,071
American Water Works	1,800	81,954
CMS Energy	1,950	59,104
Consolidated Edison	1,250	72,537
Dominion Resources	1,300	94,302
DTE Energy	1,150	89,861
Duke Energy	1,050	78,215
Entergy	1,100	79,750
Pepco Holdings	3,550	94,998
Pinnacle West Capital	1,250	69,938
PPL	2,400	80,016
Public Service Enterprise Group	1,300	53,261
SCANA	1,500	80,520
Southern	1,950	89,369
Wisconsin Energy	1,800	87,264
Xcel Energy	2,550	81,269
		1,206,625
TOTAL COMMON STOCK		3,692,513

18

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 0.7%
United States — 0.7%
iShares MSCI EAFE Index Fund	600	$40,992
SPDR S&P 500 ETF	200	37,686
TOTAL REGISTERED INVESTMENT COMPANIES		78,678

TOTAL INVESTMENTS
(Cost $10,554,583) † — 99.8%		11,297,527

OTHER ASSETS AND LIABILITIES, NET — 0.2%		18,676

NET ASSETS — 100.0%		$11,316,203

(1) Counterparty is BNY Mellon.

For the period ended April 30, 2014, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2014, the tax basis cost of the Fund's investments was $10,554,583 and the unrealized appreciation and depreciation were $1,047,868 and $(304,924), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P — Standard & Poor's
SEK — Swedish Krone
SGD — Singapore Dollar
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$7,526,336	$—	$—	$7,526,336
Common Stock	3,692,513	—	—	3,692,513
Registered Investment Companies	78,678	—	—	78,678
Total Investments in Securities	$11,297,527	$—	$—	$11,297,527

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Depreciation	$—	$(22,450)	$—	$(22,450)

* Forward foreign currency exchange contracts are valued at the unrealized depreciation on the instrument.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 49.9%

UNITED STATES — 49.9%

CONSUMER DISCRETIONARY — 3.6%
Las Vegas Sands	1,665	$131,751
PetSmart	2,990	202,363
Time Warner	2,010	133,585
		467,699
CONSUMER STAPLES — 5.2%
CVS Caremark	3,775	274,518
Mondelez International, Cl A	3,945	140,639
PepsiCo	1,445	124,111
Philip Morris International	1,620	138,397
		677,665
ENERGY — 3.2%
National Oilwell Varco	2,135	167,662
Occidental Petroleum	2,600	248,950
		416,612
FINANCIALS — 11.3%
American International Group	4,485	238,288
Blackstone Group (A)	3,970	117,234
Capital One Financial	2,745	202,856
CIT Group	4,070	175,213
CME Group, Cl A	2,405	169,288
Huntington Bancshares	21,475	196,711
Northern Trust	3,185	191,896
Oaktree Capital Group, Cl A (A)	3,360	178,080
		1,469,566
HEALTH CARE — 4.3%
Abbott Laboratories	4,855	188,083
Aetna	2,415	172,552
McKesson	1,200	203,028
		563,663
INDUSTRIALS — 8.4%
Boeing	1,890	243,848
Hexcel *	3,360	140,078
Mueller Industries	6,130	177,402
Precision Castparts	885	223,985
United Continental Holdings *	2,940	120,158
United Technologies	1,495	176,903
		1,082,374
INFORMATION TECHNOLOGY — 10.9%
Apple	383	226,004
Applied Materials	6,520	124,271
Automatic Data Processing	2,745	214,000
Citrix Systems *	2,110	125,144
Mastercard, Cl A	2,035	149,674
Microsoft	5,980	241,592
Oracle	5,245	214,416
Teradata *	2,695	122,515
		1,417,616
MATERIALS — 2.6%
EI du Pont de Nemours	3,115	209,702
Praxair	980	127,939
		337,641

TELECOMMUNICATION SERVICES — 0.4%
Intelsat *	2,745	49,904

TOTAL COMMON STOCK		6,482,740

FOREIGN COMMON STOCK — 47.6%

AUSTRALIA — 1.9%
Amcor	11,940	114,139
Orica	6,620	134,500
		248,639
BELGIUM — 2.2%
Anheuser-Busch InBev	2,600	282,941

FRANCE — 8.7%
Essilor International	1,895	202,671
Eutelsat Communications	4,390	150,617
JCDecaux	4,145	169,929
LVMH Moet Hennessy Louis Vuitton SA	905	177,974
Safran	2,625	176,426
Sodexo	2,380	256,557
		1,134,174
GERMANY — 5.0%
BASF	1,300	150,470
Fresenius Medical Care	2,425	166,702
GEA Group	4,215	188,558
Linde	660	136,844
		642,574
IRELAND — 5.1%
Allegion PLC	3,038	149,926
Experian PLC	11,675	223,928
Ingersoll-Rand PLC	2,205	131,859
Seagate Technology PLC	3,040	159,843
		665,556
ISRAEL — 2.1%
Check Point Software Technologies *	4,215	270,013

JAPAN — 1.1%
Bridgestone	3,925	140,515

LUXEMBOURG — 1.0%
SES	3,490	131,432

NETHERLANDS — 1.6%
European Aeronautic Defence and Space	3,015	207,009

SWEDEN — 1.2%
Svenska Cellulosa, Cl B	5,760	161,314

SWITZERLAND — 6.8%
Nestle SA	3,480	268,681
Novartis AG	1,570	136,111
Roche Holding AG	590	172,957
SGS	55	137,172

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
UBS AG	8,240	$172,271
		887,192
UNITED KINGDOM — 10.9%
Aberdeen Asset Management PLC	18,385	135,587
Countrywide PLC	15,790	157,692
Delphi Automotive PLC	3,900	260,676
Kingfisher PLC	25,080	177,044
Lloyds Banking Group PLC *	127,485	162,208
Rolls-Royce Holdings PLC	6,620	117,360
Royal Bank of Scotland Group PLC *	12,750	64,323
Vodafone Group PLC	48,546	183,560
WPP PLC	7,305	157,131
		1,415,581
TOTAL FOREIGN COMMON STOCK		6,186,940

TOTAL INVESTMENTS
(Cost $11,164,726) † — 97.5%		12,669,680

OTHER ASSETS AND LIABILITIES, NET — 2.5%		319,546

NET ASSETS — 100.0%		$12,989,226

†	At April 30, 2014, the tax basis cost of the Fund's investments was $11,164,726 and the unrealized appreciation and depreciation were $1,667,752 and $(162,798), respectively.

*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At April 30, 2014, these securities amounted to $295,314 or 2.27% of net assets.

Cl — Class
PLC — Public Limited Company

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 29.7%
CONSUMER DISCRETIONARY — 5.5%
American Greetings
7.38%, 12/1/21	$20,000	$21,225
Ameristar Casinos
7.50%, 4/15/21	20,000	21,750
Burlington Coat Factory Warehouse
10.00%, 2/15/19	20,000	22,100
Chrysler Group
8.00%, 6/15/19	20,000	21,900
Dana Holding
6.50%, 2/15/19	20,000	21,250
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	22,050
Jarden
7.50%, 5/1/17	20,000	22,975
L Brands
8.50%, 6/15/19	20,000	24,100
Lear
4.75%, 1/15/23 (A)	20,000	19,650
Neiman Marcus Group LLC
8.00%, 10/15/21 (A)	20,000	21,900
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	15,150
Tomkins
9.00%, 10/1/18	15,000	16,088
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,665
		264,803
CONSUMER STAPLES — 1.9%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	60,000	69,098
Constellation Brands
7.25%, 5/15/17	20,000	23,050
		92,148
FINANCIALS — 12.9%
Bank of America
2.00%, 1/11/18	112,000	112,194
CIT Group
5.00%, 5/15/17	20,000	21,375
Denali Borrower LLC
5.63%, 10/15/20 (A)	20,000	20,550
International Lease Finance
5.75%, 5/15/16	20,000	21,525
John Deere Capital MTN
2.25%, 4/17/19	75,000	75,524
JPMorgan Chase
1.80%, 1/25/18	110,000	109,878
Neuberger Berman Group
5.63%, 3/15/20 (A)	20,000	21,050
NorthStar Realty Finance
3.00%, 9/30/14 ‡	190,000	189,760

Simon Property Group
1.50%, 2/1/18 ‡ (A)	50,000	49,405
		621,261
INDUSTRIALS — 2.8%
Bombardier
7.50%, 3/15/18 (A)	20,000	22,800
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	50,000	55,287
Case New Holland
7.88%, 12/1/17	20,000	23,500
Iron Mountain
8.38%, 8/15/21	11,000	11,605
Schaeffler Finance
7.75%, 2/15/17 (A)	20,000	22,700
		135,892
INFORMATION TECHNOLOGY — 2.2%
Jabil Circuit
5.63%, 12/15/20	20,000	21,150
Oracle
5.00%, 7/8/19	75,000	85,253
		106,403
MATERIALS — 1.8%
Aleris International
7.63%, 2/15/18	20,000	20,400
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	11,151
6.75%, 2/15/20 (A)	11,000	11,110
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	20,000	21,100
NOVA Chemicals
8.63%, 11/1/19	20,000	21,525
		85,286
TELECOMMUNICATION SERVICES — 1.8%
MetroPCS Wireless
6.63%, 11/15/20	20,000	21,350
SBA Telecommunications
5.75%, 7/15/20	20,000	21,000
Sprint Nextel
6.00%, 12/1/16	20,000	21,900
T-Mobile USA
6.46%, 4/28/19	20,000	21,200
		85,450
UTILITIES — 0.8%
AES
7.38%, 7/1/21	20,000	22,900
Calpine
7.50%, 2/15/21 (A)	15,000	16,388
		39,288
TOTAL CORPORATE OBLIGATIONS		1,430,531

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bills
0.04%, 5/29/14 (B)	325,000	324,995

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
0.04%, 6/26/14 (B)	$210,000	$209,996
0.01%, 7/31/14 (B)	225,000	224,986
U.S. Treasury Bonds
3.75%, 11/15/43	65,000	68,585
3.63%, 8/15/43 to 2/15/44	101,000	104,188
2.88%, 5/15/43	78,000	69,542
TOTAL U.S. TREASURY OBLIGATIONS		1,002,292

REGISTERED INVESTMENT COMPANIES — 19.7%
Highland/iBoxx Senior Loan ETF	6,900	137,172
iShares Barclays 20+ Year Treasury Bond Fund	100	11,110
iShares Gold Bullion ETF	9,600	100,375
iShares JPMorgan Emerging Markets Bond Fund	700	78,519
iShares Lehman 3-7 Year Treasury Bond ETF	1,600	193,888
iShares S&P U.S. Preferred Stock Index Fund	2,100	83,055
Pennant Park Floating Rate Closed End Management Investment Company	9,750	135,525
SPDR Barclays Short Term High Yield Bond ETF	2,800	86,688
SPDR S&P 500 ETF	600	113,058
The Energy Select Sector ETF	100	9,374

TOTAL REGISTERED INVESTMENT COMPANIES		948,764

COMMON STOCK — 16.8%

ENERGY — 1.4%
Canadian Natural Resources	600	24,448
Canyon Services Group	400	5,504
Cenovus Energy	700	20,852
Suncor Energy	400	15,430
		66,234
MATERIALS — 0.1%
Freeport-McMoRan Copper & Gold	100	3,437
Teck Resources, Cl B	100	2,279
		5,716
FINANCIALS — 13.1%
American Realty Capital Properties ‡	3,100	40,579
Annaly Capital Management ‡	4,900	56,595
Bank of Nova Scotia	2,600	157,986
Berkshire Hathaway, Cl B *	600	77,310
Brookfield Asset Management, Cl A	100	4,198
Canadian Imperial Bank of Commerce	1,900	169,397
Royal Bank of Canada	1,900	126,805
		632,870
UTILITIES — 1.4%
Capital Power	700	15,724
TransAlta	1,200	14,660
TransAlta Renewables	3,600	36,622
		67,006
CONSUMER DISCRETIONARY — 0.0%
American Axle & Manufacturing Holdings *	100	1,765
		1,765

DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 0.2%
KBR	300	$7,611
		7,611
INFORMATION TECHNOLOGY — 0.6%
Cisco Systems	200	4,622
Hewlett-Packard	200	6,612
Oracle	200	8,176
QUALCOMM	100	7,871
		27,281
TOTAL COMMON STOCK		808,483

CONVERTIBLE BONDS — 8.6%
Annaly Capital Management
5.000%, 05/15/15 ‡	$53,000	54,491
DFC Global
3.250%, 04/15/17	3,000	2,884
3.000%, 04/1/28	13,000	12,642
DryShips
5.000%, 12/1/14	81,300	79,979
Dundee International
5.500%, 07/31/18	6,000	5,584
Exelixis
4.250%, 08/15/19	3,000	2,704
IAS Operating Partnership
5.00%, 3/15/18 ‡ (A)	1,000	974
Prospect Capital
6.250%, 12/15/15	118,000	126,776
4.75%, 4/15/20 (A)	15,000	14,962
Sterlite Industries
4.000%, 10/30/14	86,000	86,000
Vivus
4.50%, 5/1/20 (A)	37,000	27,866
TOTAL CONVERTIBLE BONDS		414,862

PREFERRED STOCK — 1.4%
Chesapeake Energy * (A)	23	27,600
Health Care ‡ *	300	17,205
SandRidge Energy *	200	22,157

TOTAL PREFERRED STOCK		66,962

WARRANT — 0.4%
General Motors, Expires 12/31/15 *	7,644	18,498

TOTAL WARRANT		18,498

TOTAL INVESTMENTS
(Cost $4,637,145) † — 97.4%		4,690,392

OTHER ASSETS AND LIABILITIES, NET — 2.6%		127,547

NET ASSETS — 100.0%		$4,817,939

†	At April 30, 2014, the tax basis cost of the Fund's investments was $4,637,145 and the unrealized appreciation and depreciation were $83,972 and $(30,725), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

23

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2014 (unaudited)

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $339,021 or 7.04% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PTY — Proprietary

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipt

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,430,531	$—	$1,430,531
U.S. Treasury Obligations	—	1,002,292	—	1,002,292
Registered Investment Companies	948,764	—	—	948,764
Common Stock	808,483	—	—	808,483
Convertible Bonds	—	414,862	—	414,862
Preferred Stock	39,362	27,600	—	66,962
Warrant	—	18,498	—	18,498
Total Investments in Securities	$1,796,609	$2,893,783	$—	$4,690,392

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.9%
CONSUMER DISCRETIONARY — 15.2%
Allison Transmission Holdings, Cl A	2,984	$89,043
American Eagle Outfitters	4,565	52,771
Brinker International	1,225	60,196
CST Brands	2,270	74,070
Dana Holding	3,215	68,061
Express *	3,720	54,200
Iconix Brand Group *	2,730	116,025
International Game Technology	2,105	26,418
Life Time Fitness *	2,350	112,800
Morningstar	249	18,259
Multimedia Games Holding *	1,684	49,173
PetSmart	1,210	81,893
Service International	5,040	94,601
Visteon *	755	65,542
		963,052
CONSUMER STAPLES — 3.7%
B&G Foods	2,210	72,488
Ingredion	1,330	93,698
TreeHouse Foods *	945	70,724
		236,910
ENERGY — 1.3%
Oil States International *	845	82,083

FINANCIALS — 18.1%
Arthur J Gallagher	2,360	106,247
BankUnited	3,395	112,001
Brookline Bancorp	6,260	56,841
Capitol Federal Financial	5,575	67,123
CBOE Holdings	880	46,957
CubeSmart ‡	1,900	35,340
CVB Financial	4,405	63,696
First Financial Bancorp	3,110	50,351
First Republic Bank	1,750	88,830
Huntington Bancshares	6,945	63,616
Interactive Brokers Group, Cl A	2,919	69,764
Investors Bancorp	3,140	83,932
Northwest Bancshares	4,365	58,011
Republic Services	1,515	83,583
Umpqua Holdings	4,650	77,330
Waddell & Reed Financial, Cl A	1,200	80,940
		1,144,562
HEALTH CARE — 14.1%
Alkermes PLC *	2,540	117,500
Bio-Reference Labs *	3,945	100,203
Endo International PLC *	1,032	64,959
Haemonetics *	1,210	36,736
Integra LifeSciences Holdings *	2,611	119,009
Sirona Dental Systems *	1,010	75,972
Teleflex	795	81,162
Tornier *	3,769	63,960
WellCare Health Plans *	2,165	146,073
Wright Medical Group *	3,285	89,845
		895,419
INDUSTRIALS — 21.0%
AGCO	1,140	63,498
Allegion PLC	44	2,171

Armstrong World Industries *	2,385	125,356
Curtiss-Wright	1,425	91,114
Genesee & Wyoming, Cl A *	1,020	100,990
Harsco	2,960	70,833
Herman Miller	2,025	62,431
Hexcel *	1,910	79,628
Kennametal	935	43,692
Masco	4,220	84,780
Mueller Industries	3,900	112,866
Mueller Water Products, Cl A	8,195	74,738
Simpson Manufacturing	1,830	60,006
Wabtec	2,140	159,537
Waste Connections	2,245	100,262
Woodward	2,265	101,540
		1,333,442
INFORMATION TECHNOLOGY — 11.4%
ANSYS *	850	64,864
Check Point Software Technologies *	1,010	64,701
Cypress Semiconductor	8,470	80,211
EVERTEC	2,750	64,735
Harmonic *	9,900	69,597
National Instruments	2,875	78,516
Teradyne	3,520	62,198
Total System Services	3,495	111,036
Travelzoo *	1,470	26,372
Veeco Instruments *	2,655	98,155
		720,385
MATERIALS — 6.4%
Chemtura *	3,190	71,137
Flotek Industries *	2,740	76,748
Methanex	1,375	85,250
Rock Tenn, Cl A	825	78,878
Silgan Holdings	1,860	92,535
		404,548
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks	1,310	17,305

UTILITIES — 6.4%
Cleco	1,633	85,814
CMS Energy	1,750	53,042
Great Plains Energy	3,735	100,210
Vectren	2,070	83,980
Westar Energy, Cl A	2,270	81,448
		404,494
TOTAL COMMON STOCK		6,202,200

TOTAL INVESTMENTS
(Cost $5,674,886) † — 97.9%		6,202,200

OTHER ASSETS AND LIABILITIES, NET — 2.1%		132,197

NET ASSETS — 100.0%		$6,334,397

25

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2014 (unaudited)

†	At April 30, 2014, the tax basis cost of the Fund's investments was $5,674,886 and the unrealized appreciation and depreciation were $699,270 and $(171,956), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

26

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: June 23, 2014

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: June 23, 2014

* Print the name and title of each signing officer under his or her signature.